SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 13,899	$ 18,631	$ 14,764	$ 21,397
Cleaning Systems And Other Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue		11,443	8,975	16,945
Dishware Washing and General Cleaning Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,879	5,636	4,357
Dishware Washing Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 309	$ 153	$ 95